Inventories	12 Months Ended
Sep. 30, 2017
Inventories
Inventories

NOTE 5—INVENTORIES

Significant components of inventories are as follows (in thousands):

	September 30,	September 30,
	2017	2016

Finished products	$4,369	$10,018
Work in process and inventoried costs under long-term contracts	84,131	62,570
Materials and purchased parts	10,163	12,102
Customer advances	(10,948)	(18,328)
Net inventories	$87,715	$66,362

At September 30, 2017, work in process and inventoried costs under long-term contracts includes approximately $4.3 million in costs incurred outside the scope of work or in advance of a contract award, compared to $0.7 million as of September 30, 2016. We believe it is probable that we will recover the costs inventoried at September 30, 2017, plus a profit margin, under contract change orders or awards within the next year.

Costs we incur for certain U.S. federal government contracts include general and administrative costs as allowed by government cost accounting standards. The amounts remaining in inventory at September 30, 2017 and 2016 were $2.5 million and $2.3 million, respectively.